Common Stock (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
SoundHound, Inc. [Member]
Common Stock (Tables) [Line Items]
Schedule of company has reserved shares of common stock for future issuance
Series A convertible preferred stock	3,438,670
Series B convertible preferred stock	6,065,646
Series C convertible preferred stock	907,481
Series C-1 convertible preferred stock	798,399
Series D convertible preferred stock	3,646,050
Series D-1 convertible preferred stock	1,515,152
Series D-2 convertible preferred stock	1,515,151
Series D-3 convertible preferred stock	1,245,838
Series C convertible preferred stock warrants	134,126
Common stock warrants	191,355
Stock options outstanding	5,402,617
Stock incentive plan shares reserved for future issuance	91,130
24,951,615

Series A convertible preferred stock	3,438,670
Series B convertible preferred stock	6,065,646
Series C convertible preferred stock	907,481
Series C-1 convertible preferred stock	798,399
Series D convertible preferred stock	3,646,050
Series D-1 convertible preferred stock	1,515,152
Series D-2 convertible preferred stock	1,515,151
Series D-3 convertible preferred stock	1,245,838
Series C convertible preferred stock warrants	134,126
Stock options outstanding	5,178,276
Stock incentive plan shares reserved for future issuance	57,535
24,502,324

Series A convertible preferred stock	3,438,670
Series B convertible preferred stock	5,964,072
Series C convertible preferred stock	907,481
Series C-1 convertible preferred stock	798,399
Series D convertible preferred stock	3,646,050
Series D-1 convertible preferred stock	1,515,152
Series D-2 convertible preferred stock	1,515,151
Series B convertible preferred stock warrants	101,574
Series C convertible preferred stock warrants	134,126
Stock options outstanding	4,276,480
Stock incentive plan shares reserved for future issuance	378,010
22,675,165